Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares		Dec. 31, 2020 USD ($) $ / shares		Dec. 29, 2023 $ / shares	Dec. 30, 2022 $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

							Value of Initial Fixed $100
							Investment Based On:
										Core Funds
	Summary		Summary		Average	Average				From
	Compensation	Compensation	Compensation	Compensation	Summary	Compensation		Peer		Operations
	Table Total	Actually Paid	Table Total for	Actually Paid	Compensation	Actually Paid	Total	Group Total		per Share
Fiscal	for Benjamin	to Benjamin W.	Timothy J.	to Timothy J.	Table Total for	to Non-PEO	Shareholder	Shareholder	Net	(Core
Year	W. Schall(1)	Schall(2)	Naughton(3)	Naughton(2)	Non-PEO NEOs	NEOs(2)	Return(4)	Return(5)	Income(6)	FFO)(7)
2023	9,479,687	17,461,680	NA	NA	4,108,271(8)	6,556,935(8)	$103	$100	928,438	$10.63
2022	9,393,208	3,772,678	9,814,142	(1,308,884)	4,187,942 (8)	1,457,095(8)	$85	$94	1,136,438	$9.79
2021			14,371,460	26,154,241	7,495,804(9)	10,290,484(9)	$129	$139	1,004,356	$8.26
2020			11,294,333	(3,579,035)	3,530,628(10)	426,406(10)	$80	$85	827,706	$8.69
(1)	Mr. Schall joined AvalonBay as President and a director in January 2021 and became Chief Executive Officer effective January 3, 2022. Mr. Schall’s compensation for 2021 is included in the non-PEO averages.

(2)	The amounts reported represent the “compensation actually paid” to each of Mr. Schall and Mr. Naughton and the average “compensation actually paid” to each of the other NEOs as a group, each computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to such NEOs. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to calculate “compensation actually paid.”

				For Awards
				Outstanding
				(Unvested) as of
				December 31 of	For Awards
				the Applicable	that Vested
		Subtract	For Awards	Year, Add the	During the
		Summary	Subtracted in	Change in Fair	Applicable Year,	Add
		Compensation	Column	Value Between	Add the Change	Dividends
		Table Value	(B), Add the Fair	December 31 of	in Fair Value	Paid on
		of Equity Awards	Value of Such	the Prior Fiscal	Between	Unvested
		Granted in the	Awards on	Year and	December 31 of	Restricted
	Summary	Applicable Fiscal	December 31 of	December 31 of	the Prior Fiscal	Stock During
	Compensation	Year (Grant Date	the Applicable	the Applicable	Year and the	the Applicable	Compensation
	Table Total	Fair Value) (i)	Year (ii)	Fiscal Year (iii)	Vesting Date (iv)	Fiscal Year	Actually Paid
Year	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2023 – PEO Schall	9,479,687	(6,407,807)	9,203,656	2,046,598	3,010,112	129,434	17,461,680
2023 – Avg Other NEOs	4,108,271	(2,374,971)	3,224,566	579,192	960,183	59,694	6,556,935
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Avg Other NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Avg Other NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
2020 – PEO Naughton	11,294,333	(8,497,608)	2,412,393	(4,958,731)	(4,310,055)	480,633	(3,579,035)
2020 – Avg Other NEOs	3,530,628	(2,149,216)	798,282	(1,039,788)	(831,586)	118,086	426,406
(i)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(ii)	No awards granted during a fiscal year vested that same year.
(iii)	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
(iv)	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on the last trading day of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

(3)	Mr. Naughton served as Chief Executive Officer from 2012 through January 2, 2022 and served as Executive Chairman throughout 2022. He served as a non-executive chairman in 2023.
(4)	Company TSR and Peer Group TSR are calculated using the measurement period beginning on the last trading day of 2019, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.
(5)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period. The peer group used for this purpose is the FTSE NAREIT Apartment REIT Index, a published industry index.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(7)	The Company Selected Measure is Core FFO per share, representing the Company’s FFO as adjusted for non-core items. By adjusting for items that are not considered by us to be part of our core business operations, Core FFO can help one compare the core operating and financial performance of the Company between periods. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Core FFO per share, which is one of the measures used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation actually paid to the NEOs for fiscal year 2023 to Company performance.

(8)	Non-PEO NEOs for 2023 and 2022 include Messrs. O’Shea, Birenbaum, Breslin, and Schulman.
(9)	Non-PEO NEOs for 2021 include Messrs. O’Shea, Schall, Birenbaum, and Breslin.
(10)	Non-PEO NEOs for 2020 include Messrs. O’Shea, Birenbaum, and Breslin and William M. McLaughlin, our former Executive Vice President, Development and Construction.

Share Price | $ / shares						$ 252.59		$ 160.43		$ 187.22	$ 161.52	$ 209.70
Year over Year Change						0.57		(0.23)		0.16	(0.36)	0.20
Company Selected Measure Name		Core FFO
Named Executive Officers, Footnote [Text Block]

(2)	The amounts reported represent the “compensation actually paid” to each of Mr. Schall and Mr. Naughton and the average “compensation actually paid” to each of the other NEOs as a group, each computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to such NEOs. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to calculate “compensation actually paid.”

(8)	Non-PEO NEOs for 2023 and 2022 include Messrs. O’Shea, Birenbaum, Breslin, and Schulman.
(9)	Non-PEO NEOs for 2021 include Messrs. O’Shea, Schall, Birenbaum, and Breslin.
(10)	Non-PEO NEOs for 2020 include Messrs. O’Shea, Birenbaum, and Breslin and William M. McLaughlin, our former Executive Vice President, Development and Construction.

Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period. The peer group used for this purpose is the FTSE NAREIT Apartment REIT Index, a published industry index.
Adjustment To PEO Compensation, Footnote [Text Block]

				For Awards
				Outstanding
				(Unvested) as of
				December 31 of	For Awards
				the Applicable	that Vested
		Subtract	For Awards	Year, Add the	During the
		Summary	Subtracted in	Change in Fair	Applicable Year,	Add
		Compensation	Column	Value Between	Add the Change	Dividends
		Table Value	(B), Add the Fair	December 31 of	in Fair Value	Paid on
		of Equity Awards	Value of Such	the Prior Fiscal	Between	Unvested
		Granted in the	Awards on	Year and	December 31 of	Restricted
	Summary	Applicable Fiscal	December 31 of	December 31 of	the Prior Fiscal	Stock During
	Compensation	Year (Grant Date	the Applicable	the Applicable	Year and the	the Applicable	Compensation
	Table Total	Fair Value) (i)	Year (ii)	Fiscal Year (iii)	Vesting Date (iv)	Fiscal Year	Actually Paid
Year	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2023 – PEO Schall	9,479,687	(6,407,807)	9,203,656	2,046,598	3,010,112	129,434	17,461,680
2023 – Avg Other NEOs	4,108,271	(2,374,971)	3,224,566	579,192	960,183	59,694	6,556,935
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Avg Other NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Avg Other NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
2020 – PEO Naughton	11,294,333	(8,497,608)	2,412,393	(4,958,731)	(4,310,055)	480,633	(3,579,035)
2020 – Avg Other NEOs	3,530,628	(2,149,216)	798,282	(1,039,788)	(831,586)	118,086	426,406
(i)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(ii)	No awards granted during a fiscal year vested that same year.
(iii)	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
(iv)	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on the last trading day of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,108,271		$ 4,187,942		$ 7,495,804		$ 3,530,628
Non-PEO NEO Average Compensation Actually Paid Amount		$ 6,556,935	[1],[2]	1,457,095	[1],[2]	10,290,484	[3]	426,406	[4]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

				For Awards
				Outstanding
				(Unvested) as of
				December 31 of	For Awards
				the Applicable	that Vested
		Subtract	For Awards	Year, Add the	During the
		Summary	Subtracted in	Change in Fair	Applicable Year,	Add
		Compensation	Column	Value Between	Add the Change	Dividends
		Table Value	(B), Add the Fair	December 31 of	in Fair Value	Paid on
		of Equity Awards	Value of Such	the Prior Fiscal	Between	Unvested
		Granted in the	Awards on	Year and	December 31 of	Restricted
	Summary	Applicable Fiscal	December 31 of	December 31 of	the Prior Fiscal	Stock During
	Compensation	Year (Grant Date	the Applicable	the Applicable	Year and the	the Applicable	Compensation
	Table Total	Fair Value) (i)	Year (ii)	Fiscal Year (iii)	Vesting Date (iv)	Fiscal Year	Actually Paid
Year	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2023 – PEO Schall	9,479,687	(6,407,807)	9,203,656	2,046,598	3,010,112	129,434	17,461,680
2023 – Avg Other NEOs	4,108,271	(2,374,971)	3,224,566	579,192	960,183	59,694	6,556,935
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Avg Other NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Avg Other NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
2020 – PEO Naughton	11,294,333	(8,497,608)	2,412,393	(4,958,731)	(4,310,055)	480,633	(3,579,035)
2020 – Avg Other NEOs	3,530,628	(2,149,216)	798,282	(1,039,788)	(831,586)	118,086	426,406
(i)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(ii)	No awards granted during a fiscal year vested that same year.
(iii)	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
(iv)	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on the last trading day of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Performance Measures

The following table includes financial performance measures that the Company determined are its most important financial measures for 2023 and they are reflected in our multi-year performance awards or annual bonus program.

Financial Measure
Total Shareholder Return
Core FFO per Share
Three-year Compounded Annual Growth Rate of Core FFO per Share Relative to Apartment REIT Companies
Same Store Residential Revenue
Development Yield

Total Shareholder Return Amount		$ 103	[5]	85	[5]	129	[5]	80	[6]
Peer Group Total Shareholder Return Amount	[6]	100		94		139		85
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[7]	$ 928,438,000		$ 1,136,438,000		$ 1,004,356,000		$ 827,706,000
Company Selected Measure Amount | $ / shares	[8]	10.63		9.79		8.26		8.69
Additional 402(v) Disclosure [Text Block]

For AvalonBay, the “compensation actually paid” to our NEOs for a given year, as calculated in accordance with Item 402(v) of Regulation S-K, includes cash amounts paid for service, the value of other items included in “all other compensation” in the Summary Compensation Table, the change in the fair value of unvested equity awards during the year (through year end or at any earlier vesting date) and the year-end fair value of equity awards granted during the year that remain unvested at year end. In this way, “compensation actually paid” takes into account changes in the fair value of equity awards using closing stock prices and Monte Carlo values. Our equity awards consisted of restricted shares of Common Stock, stock options, and multi-year performance awards that are earned based upon the achievement of TSR and operating metrics. Accordingly, the “compensation actually paid” to our NEOs as reported in the table below was greatly influenced by the value of our Common Stock price, which varied over the measurement period as illustrated in the following table:

Fiscal Year End	Closing Stock Price	Year over Year Change
December 29, 2023	$187.22	16%
December 30, 2022	$161.52	-36%
December 31, 2021	$252.59	57%
December 31, 2020	$160.43	-23%
December 31, 2019	$209.70	20%

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Core FFO per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Three-year Compounded Annual Growth Rate of Core FFO per Share Relative to Apartment REIT Companies
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Same Store Residential Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Development Yield
Non-PEO NEO [Member] | Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			$ (2,524,777)		$ (5,049,488)		$ (2,149,216)
Non-PEO NEO [Member] | For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			1,453,657		6,223,603		798,282
Non-PEO NEO [Member] | For Awards Outstanding (Unvested) as of December 31 of the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and December 31 of the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			(1,513,615)		925,342		(1,039,788)
Non-PEO NEO [Member] | For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]			(212,401)		583,792		(831,586)
Non-PEO NEO [Member] | Add Dividends Paid on Unvested Restricted Stock During the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				66,289		111,431		118,086
Benjamin W Schall
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[13]	$ 9,479,687		9,393,208
PEO Actually Paid Compensation Amount	[2]	$ 17,461,680		$ 3,772,678
PEO Name		Mr. Schall		Mr. Schall
Benjamin W Schall | PEO [Member] | Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	$ (6,407,807)		$ (6,351,246)
Benjamin W Schall | PEO [Member] | For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	9,203,656		3,705,283
Benjamin W Schall | PEO [Member] | For Awards Outstanding (Unvested) as of December 31 of the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and December 31 of the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	2,046,598		(2,786,237)
Benjamin W Schall | PEO [Member] | For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	3,010,112		(342,670)
Benjamin W Schall | PEO [Member] | Add Dividends Paid on Unvested Restricted Stock During the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		129,434		154,340
Timothy J Naughton
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		4,108,271		9,814,142	[14]	14,371,460	[14]	11,294,333	[14]
PEO Actually Paid Compensation Amount		6,556,935		$ (1,308,884)	[2]	$ 26,154,241	[2]	$ (3,579,035)	[2]
PEO Name				Mr. Naughton		Mr. Naughton		Mr. Naughton
Timothy J Naughton | PEO [Member] | Subtract Summary Compensation Table Value of Equity Awards Granted in the Applicable Fiscal Year (Grant Date Fair Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(2,374,971)		$ (7,343,192)		$ (10,551,826)		$ (8,497,608)
Timothy J Naughton | PEO [Member] | For Awards Subtracted in Column (B), Add the Fair Value of Such Awards on December 31 of the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	3,224,566		3,696,749		14,011,349		2,412,393
Timothy J Naughton | PEO [Member] | For Awards Outstanding (Unvested) as of December 31 of the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and December 31 of the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	579,192		(6,766,814)		4,604,039		(4,958,731)
Timothy J Naughton | PEO [Member] | For Awards that Vested During the Applicable Year, Add the Change in Fair Value Between December 31 of the Prior Fiscal Year and the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	960,183		(924,797)		3,373,073		(4,310,055)
Timothy J Naughton | PEO [Member] | Add Dividends Paid on Unvested Restricted Stock During the Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 59,694		$ 215,028		$ 346,146		$ 480,633

[1]	Non-PEO NEOs for 2023 and 2022 include Messrs. O’Shea, Birenbaum, Breslin, and Schulman.
[2]	The amounts reported represent the “compensation actually paid” to each of Mr. Schall and Mr. Naughton and the average “compensation actually paid” to each of the other NEOs as a group, each computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to such NEOs. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to calculate “compensation actually paid.”
[3]	Non-PEO NEOs for 2021 include Messrs. O’Shea, Schall, Birenbaum, and Breslin.
[4]	Non-PEO NEOs for 2020 include Messrs. O’Shea, Birenbaum, and Breslin and William M. McLaughlin, our former Executive Vice President, Development and Construction.
[5]	Company TSR and Peer Group TSR are calculated using the measurement period beginning on the last trading day of 2019, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period. The peer group used for this purpose is the FTSE NAREIT Apartment REIT Index, a published industry index.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
[8]	The Company Selected Measure is Core FFO per share, representing the Company’s FFO as adjusted for non-core items. By adjusting for items that are not considered by us to be part of our core business operations, Core FFO can help one compare the core operating and financial performance of the Company between periods. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Core FFO per share, which is one of the measures used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation actually paid to the NEOs for fiscal year 2023 to Company performance.
[9]	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
[10]	No awards granted during a fiscal year vested that same year.
[11]	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
[12]	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of Common Stock on the last trading day of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.
[13]	Mr. Schall joined AvalonBay as President and a director in January 2021 and became Chief Executive Officer effective January 3, 2022. Mr. Schall’s compensation for 2021 is included in the non-PEO averages.
[14]	Mr. Naughton served as Chief Executive Officer from 2012 through January 2, 2022 and served as Executive Chairman throughout 2022. He served as a non-executive chairman in 2023.